Intangible assets (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Commercialization rights – EGRIFTA SV ®	Oncology platform	Total

Cost

Balance as at November 30, 2018	$5,207	$3,055	$14,041	$-	22,303

Additions	6,765	4,557		3,449	14,771

Balance as at November 30, 2019 and 2020	$11,972	$7,612	$14,041	$3,449	37,074

Accumulated amortization

Balance as at November 30, 2018	$257	$-	$6,925	$-	7,182

Amortization	901	-	1,511	-	2,412

Balance as at November 30, 2019	$1,158	$-	$8,436	$-	9,594

Amortization	1,055	384	1,512	-	2,951

Balance as at November 30, 2020	$2,213	$384	$9,948	$-	12,545

Net carrying amounts

November 30, 2020	$9,759	$7,228	$4,093	$3,449	24,529

November 30, 2019	$10,814	$7,612	$5,605	$3,449	27,480

Schedule of Commercial Milestone Payment
As further consideration under the TaiMed Agreement, the Company shall make the following one-time payments upon the first occurrence of the following commercial events:

Commercial milestone	Note	Commercial milestone payment

(i) Achieving aggregate net sales of $20,000 over four consecutive quarters of the Company’s financial year	16	$7,000 (paid in 2019 and 2020)

(ii) Upon first achieving annual net sales of $200,000		$10,000

(iii) Upon first achieving annual net sales of $500,000		$40,000

(iv) Upon first achieving annual net sales of $1,000,000		$100,000